Consolidated Statements of Changes in Temporary Equity and Shareholders' Deficit - USD ($) $ in Thousands	Total	Revision of Prior Period, Adjustment [Member]	Merger Recapitalization [Member]	Merger And Pipe Financing [Member]	Additional Equity Offering [Member]	MAVEN TOPCO LIMITED [Member]	Preference Shares [member]	Preference Shares [member] Revision of Prior Period, Adjustment [Member]	Preference Shares [member] Merger Recapitalization [Member]	Preference Shares [member] MAVEN TOPCO LIMITED [Member]	Common shares [member]	Common shares [member] Reverse Recapitalization [Member]	Common shares [member] Revision of Prior Period, Adjustment [Member]	Common shares [member] Merger Recapitalization [Member]	Common shares [member] Merger And Pipe Financing [Member]	Common shares [member] Additional Equity Offering [Member]	Common shares [member] MAVEN TOPCO LIMITED [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member] Merger Recapitalization [Member]	Additional Paid-in Capital [Member] Merger And Pipe Financing [Member]	Additional Paid-in Capital [Member] Additional Equity Offering [Member]	Additional Paid-in Capital [Member] MAVEN TOPCO LIMITED [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member] MAVEN TOPCO LIMITED [Member]	Accumulated Other Comprehensive Income [member]	Accumulated Other Comprehensive Income [member] Revision of Prior Period, Adjustment [Member]	Accumulated Other Comprehensive Income [member] MAVEN TOPCO LIMITED [Member]
Beginning Balance, Temporary Equity at Dec. 31, 2017						$ 7,401																			$ 8,345			$ (1,958)			$ 1,014
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2017																	2,837,383
Net loss						(15,527)																						(15,527)
Foreign currency translation adjustment						332																									332
Exercise of stock options						41																			41
Exercise of stock options (Shares)																	10,000
Issuance of common shares upon warrant settlement						8,705																			8,705
Issuance of common shares upon warrant settlement (Shares)																	136,707
Ending Balance, Temporary Equity at Sep. 07, 2018								$ 275,640					$ 23
Ending Balance, Temporary Equity (Shares) at Sep. 07, 2018								213,657,244					1,812,601				2,984,090
Ending Balance, Permanent Equity at Sep. 07, 2018		$ (1,628)				952															$ 2,315				17,091		$ (3,966)	(17,485)			1,346
Net loss						(9,761)																						(9,761)
Foreign currency translation adjustment						(3,111)																									(3,111)
Preference share accretion, Temporary Equity						8,763
Preference share accretion, Permanent Equity						(8,763)																						(8,763)
Ending Balance, Temporary Equity at Dec. 31, 2018						284,403											$ 23
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2018										213,657,244							1,812,601
Ending Balance, Permanent Equity at Dec. 31, 2018						(23,263)																			2,315			(22,490)			(3,111)
Net loss						(40,207)																						(40,207)
Foreign currency translation adjustment						10,351																									10,351
Issuance of preference shares, Temporary Equity						6,080
Issuance of preference shares, Temporary Equity (Shares)										4,904,075
Preference share accretion, Temporary Equity										$ 28,322
Preference share accretion, Permanent Equity						(28,322)																						(28,322)
Issuance of common shares						79											$ 1								78
Issuance of common shares (Shares)																	60,822
Ending Balance, Temporary Equity at Dec. 31, 2019						$ 318,805	$ 318,805	$ 318,805		$ 318,805							$ 24
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2019						218,561,319	218,561,319	218,561,319		218,561,319							1,873,423
Ending Balance, Permanent Equity at Dec. 31, 2019	$ (81,362)	(81,362)				$ (81,362)					$ 24	$ 676	$ 700				$ 24		$ 2,393	$ (676)	1,717				2,393	$ (91,019)	(91,019)	(91,019)	$ 7,240	$ 7,240	7,240
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2019											1,873,423	68,166,819	70,040,242				1,873,423
Net loss	(7,544)					(7,544)																				(7,544)		(7,544)
Foreign currency translation adjustment	(14,256)					(14,256)																							(14,256)		(14,256)
Preference share accretion, Temporary Equity							$ 7,897			$ 7,897
Preference share accretion, Permanent Equity	(7,897)					(7,897)																				(7,897)		(7,897)
Ending Balance, Temporary Equity at Mar. 31, 2020							$ 326,702			$ 326,702
Ending Balance, Temporary Equity (Shares) at Mar. 31, 2020							218,561,319			218,561,319
Ending Balance, Permanent Equity at Mar. 31, 2020	(111,059)					(111,059)					$ 700						$ 24		1,717						2,393	(106,460)		(106,460)	(7,016)		(7,016)
Ending Balance, Permanent Equity (Shares) at Mar. 31, 2020											70,040,242						1,873,423
Beginning Balance, Temporary Equity at Dec. 31, 2019						$ 318,805	$ 318,805	$ 318,805		$ 318,805							$ 24
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2019						218,561,319	218,561,319	218,561,319		218,561,319							1,873,423
Beginning Balance, Permanent Equity at Dec. 31, 2019	(81,362)	(81,362)				$ (81,362)					$ 24	$ 676	$ 700				$ 24		2,393	(676)	1,717				2,393	(91,019)	(91,019)	(91,019)	7,240	7,240	7,240
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2019											1,873,423	68,166,819	70,040,242				1,873,423
Net loss	(15,030)
Ending Balance, Temporary Equity at Jun. 30, 2020							$ 334,364
Ending Balance, Temporary Equity (Shares) at Jun. 30, 2020							218,561,319
Ending Balance, Permanent Equity at Jun. 30, 2020	(127,545)										$ 700								1,717							(121,608)			(8,354)
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2020											70,040,242
Beginning Balance, Temporary Equity at Dec. 31, 2019						$ 318,805	$ 318,805	$ 318,805		$ 318,805							$ 24
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2019						218,561,319	218,561,319	218,561,319		218,561,319							1,873,423
Beginning Balance, Permanent Equity at Dec. 31, 2019	(81,362)	(81,362)				$ (81,362)					$ 24	$ 676	$ 700				$ 24		2,393	(676)	1,717				2,393	(91,019)	(91,019)	(91,019)	7,240	7,240	7,240
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2019											1,873,423	68,166,819	70,040,242				1,873,423
Net loss						(30,348)																						(30,348)
Foreign currency translation adjustment						4,153																									4,153
Preference share accretion, Temporary Equity						31,870
Preference share accretion, Permanent Equity						(31,870)																						(31,870)
Ending Balance, Temporary Equity at Dec. 31, 2020	$ 350,675					$ 350,675	$ 350,675	$ 350,675		$ 350,675							$ 24
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2020	218,561,319					218,561,319	218,561,319	218,561,319		218,561,319							1,873,423
Ending Balance, Permanent Equity at Dec. 31, 2020	$ (139,427)	(139,427)				$ (139,427)					$ 24	$ 676	$ 700				$ 24		2,393	(676)	1,717				2,393	(153,237)	(153,237)	(153,237)	11,393	11,393	11,393
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2020											1,873,423	68,166,819	70,040,242				1,873,423
Beginning Balance, Temporary Equity at Mar. 31, 2020							$ 326,702			$ 326,702
Beginning Balance, Temporary Equity (Shares) at Mar. 31, 2020							218,561,319			218,561,319
Beginning Balance, Permanent Equity at Mar. 31, 2020	(111,059)					(111,059)					$ 700						$ 24		1,717						2,393	(106,460)		(106,460)	(7,016)		(7,016)
Beginning Balance, Permanent Equity (Shares) at Mar. 31, 2020											70,040,242						1,873,423
Net loss	(7,486)																									(7,486)
Foreign currency translation adjustment	(1,338)																												(1,338)
Preference share accretion, Temporary Equity							$ 7,662
Preference share accretion, Permanent Equity	(7,662)																									(7,662)
Ending Balance, Temporary Equity at Jun. 30, 2020							$ 334,364
Ending Balance, Temporary Equity (Shares) at Jun. 30, 2020							218,561,319
Ending Balance, Permanent Equity at Jun. 30, 2020	(127,545)										$ 700								1,717							(121,608)			(8,354)
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2020											70,040,242
Beginning Balance, Temporary Equity at Dec. 31, 2020	$ 350,675					$ 350,675	$ 350,675	$ 350,675		$ 350,675							$ 24
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2020	218,561,319					218,561,319	218,561,319	218,561,319		218,561,319							1,873,423
Beginning Balance, Permanent Equity at Dec. 31, 2020	$ (139,427)	(139,427)				$ (139,427)					$ 24	$ 676	$ 700				$ 24		2,393	(676)	1,717				2,393	(153,237)	(153,237)	(153,237)	11,393	11,393	11,393
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2020											1,873,423	68,166,819	70,040,242				1,873,423
Net loss	(5,322)					(5,322)																				(5,322)		(5,322)
Foreign currency translation adjustment	932					932																							932		932
Preference share accretion, Temporary Equity							$ 9,261			$ 9,261
Preference share accretion, Permanent Equity	(9,261)					$ (9,261)																				(9,261)		(9,261)
Ending Balance, Temporary Equity at Mar. 31, 2021	359,936						$ 359,936			$ 359,936
Ending Balance, Temporary Equity (Shares) at Mar. 31, 2021						218,561,319	218,561,319			218,561,319
Ending Balance, Permanent Equity at Mar. 31, 2021	(153,078)					$ (153,078)					$ 700						$ 24		1,717						2,393	(167,820)		(167,820)	12,325		12,325
Ending Balance, Permanent Equity (Shares) at Mar. 31, 2021											70,040,242						1,873,423
Beginning Balance, Temporary Equity at Dec. 31, 2020	$ 350,675					$ 350,675	$ 350,675	$ 350,675		$ 350,675							$ 24
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2020	218,561,319					218,561,319	218,561,319	218,561,319		218,561,319							1,873,423
Beginning Balance, Permanent Equity at Dec. 31, 2020	$ (139,427)	$ (139,427)				$ (139,427)					$ 24	$ 676	$ 700				$ 24		2,393	$ (676)	$ 1,717				2,393	(153,237)	$ (153,237)	(153,237)	11,393	$ 11,393	11,393
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2020											1,873,423	68,166,819	70,040,242				1,873,423
Net loss	(469,486)
Ending Balance, Temporary Equity at Jun. 30, 2021	$ 0
Ending Balance, Temporary Equity (Shares) at Jun. 30, 2021	0
Ending Balance, Permanent Equity at Jun. 30, 2021	$ 642,605										$ 1,865							$ 2	1,265,149							(634,050)			9,639
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2021											186,459,124							18,500,000
Beginning Balance, Temporary Equity at Mar. 31, 2021	359,936						$ 359,936			$ 359,936
Beginning Balance, Temporary Equity (Shares) at Mar. 31, 2021						218,561,319	218,561,319			218,561,319
Beginning Balance, Permanent Equity at Mar. 31, 2021	(153,078)					$ (153,078)					$ 700						$ 24		1,717						$ 2,393	(167,820)		$ (167,820)	12,325		$ 12,325
Beginning Balance, Permanent Equity (Shares) at Mar. 31, 2021											70,040,242						1,873,423
Net loss	(464,164)																									(464,164)
Foreign currency translation adjustment	(2,686)																												(2,686)
Preference share accretion, Temporary Equity							$ 2,066
Preference share accretion, Permanent Equity	(2,066)																									(2,066)
Merger recapitalization			$ 49,938						$ (362,002)					$ 96								$ 49,842
Merger recapitalization (Shares)									218,561,319					9,547,104
Issuance of common shares				$ 481,857	$ 237,707										$ 675	$ 130							$ 481,182	$ 237,577
Issuance of common shares (Shares)															67,498,704	13,000,000
Issuance of common stock in connection with the business combinations	102,291										$ 56								102,235
Issuance of common stock in connection with the business combinations (Shares)											5,606,234
Stock-based compensation	391,356																		391,356
Vesting of restricted shares	1,448										$ 208								1,240
Vesting of restricted shares (Shares)											20,766,840
Issuance of common shares upon warrant settlement	2																	$ 2
Issuance of common shares upon warrant settlement (Shares)																		18,500,000
Ending Balance, Temporary Equity at Jun. 30, 2021	$ 0
Ending Balance, Temporary Equity (Shares) at Jun. 30, 2021	0
Ending Balance, Permanent Equity at Jun. 30, 2021	$ 642,605										$ 1,865							$ 2	$ 1,265,149							$ (634,050)			$ 9,639
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2021											186,459,124							18,500,000